Basic and Diluted Net Loss Per Share (Details) - Schedule of anti-dilutive effect - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of anti-dilutive effect [Abstract]
Warrants	10,629,897	8,717,239	10,629,897	8,717,239	8,523,918	4,387,223
Convertible debt		2,259,504		2,259,504	960,216
Total	10,629,897	10,976,743	10,629,897	10,976,743	9,484,134	4,387,223